Property and Equipment, Net - Schedule of Property and Equipment (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Property, Plant and Equipment [Line Items]
Leasehold improvements	¥ 34,653		¥ 34,244
Others	19,211		11,002
Gross carrying amount, total	257,946		232,120
Less: accumulated depreciation	(178,335)		(137,565)
Property and equipment, net	79,611	$ 12,493	94,555
Servers Computers and Equipment [Member]
Property, Plant and Equipment [Line Items]
Gross carrying amount, total	¥ 204,082		¥ 186,874